Share and Other Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Feb. 21, 2020	Sep. 20, 2019	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Transaction costs			$ 600
Issuance of common shares and warrants			$ 4,500
Warrants [Member]
Statement Line Items [Line Items]
Number of common shares sold	243,478
Exercise price	$ 1.62
Warrant expiration period	5 years
Proceeds from issuing common shares	$ 2,325
Transaction costs	600
Share Capital [Member]
Statement Line Items [Line Items]
Proceeds from issuing common shares	2,175
Transaction costs	$ 600
Registered Direct Offering [Member]
Statement Line Items [Line Items]
Number of common shares sold	3,478,261
Share price	$ 1.29
Proceeds from issuing common shares	$ 4,500
Registered Direct Offering [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of common shares sold	2,608,696
Exercise price	$ 1.20
Warrant expiration period	5 years
Proceeds from issuing common shares	$ 3,900
Warrant liability	$ 310
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of common shares sold		3,325,000
Transaction costs		$ 786
Warrant liability		550
Issuance of common shares and warrants		$ 4,988
Combined purchase price, description		The combined purchase price for one common share and one warrant was $1.50.
Securities Purchase Agreement [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of common shares sold		3,325,000
Exercise price		$ 1.65
Warrant expiration period		5 years
Transaction costs		$ 795
Issuance of common shares and warrants		3,457
Securities Purchase Agreement [Member] | Share Capital [Member]
Statement Line Items [Line Items]
Transaction costs		795
Issuance of common shares and warrants		$ 1,531